Short-Term Loans (Tables)	6 Months Ended
Apr. 30, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans

Short-term loans consist of the following:

	April 30, 2025	October 31, 2024
Zhejiang Yiwu Rural Commercial Bank	$840,114	$849,123
Ning Bo Bank	1,221,985	1,235,087
China Merchants Bank	-	589,474
Zhejiang Mingtai Commercial Bank	111,090	112,281
Total short-term loans	2,173,189	2,785,965